Stock-based compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total compensation expense	$ 2,779,312	$ 8,495,189	$ 725,316
Share based payment liability	1,514,789	1,815,607	0
Contributed surplus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total compensation expense	1,264,523	6,679,582	461,509
Stock appreciation rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total compensation expense	$ 2,779,312	$ 8,495,189	$ 725,316